SCHEDULE OF TAX PAYABLE (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Notes To Consolidated In Financial Statements
VAT payable	$ 2,430,633	$ 1,311,578
Income tax payable	1,485	3,108
Total	$ 2,432,118	$ 1,314,686